SCHEDULE OF INFORMATION FOR THE GROUP’S SEGMENTS AND CORPORATE (Details) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating expenses
General and administrative expenses	$ (9,745)	$ (2,576,661)	$ (12,381)	$ (1,425,405)	$ (4,995)
Operating loss		(3,044,854)	(12,381)	(1,466,823)	(4,995)
Interest expenses, net		(361,267)	(41,491)	(312,714)	(8,028)
Total other (expenses)/income, net		(239,646)	(41,491)	1,611,456	(8,028)
Loss before income tax		(3,284,500)	(53,872)	144,633	(13,023)
Income tax benefits		(267,552)		(111,949)
Net loss before share of loss from equity method investment, net of tax			(53,872)	256,582	(13,023)
Share of loss from equity method investment, net of tax			(7,822)	(98,938)	(42,988)
Net loss	(9,745)	(3,016,948)	(61,694)	157,644	(56,011)
Revenue		7,268,992		5,007,631
Cost of revenue		(7,326,671)		(4,937,591)
Gross profit/(loss)		(57,679)		70,040
Selling and marketing expenses		(128,929)		(80,527)
Research and development expenses		(281,585)		(30,931)
Total operating expenses	$ (9,745)	(2,987,175)	(12,381)	(1,536,863)	(4,995)
Other (expenses)/income
Gain on bargain purchase				1,789,560
Other income		121,621		134,610
Income tax benefits		267,552		111,949
Net loss attributable to non-controlling interests		(529,270)		(165,810)
Net loss attributable to SKG’s shareholder		(2,487,678)		323,454
Other segment information：
Depreciation and amortization		1,644,289		683,924
Intangible assets, net		13,496,756		15,182,121
Logistics Technology Solutions Services [Member]
Operating expenses
General and administrative expenses		(1,924,418)	(12,381)	(809,835)	(4,995)
Operating loss		(2,034,993)	(12,381)	(837,221)	(4,995)
Interest expenses, net		(273,742)	(41,491)	(253,265)	(8,028)
Total other (expenses)/income, net		(273,742)	(41,491)	1,530,387	(8,028)
Loss before income tax		(2,308,735)	(53,872)	693,166	(13,023)
Income tax benefits		(201,339)		(67,501)
Net loss before share of loss from equity method investment, net of tax			(53,872)	760,667	(13,023)
Share of loss from equity method investment, net of tax			(7,822)	(98,938)	(42,988)
Net loss		(2,107,396)	(61,694)	661,729	(56,011)
Revenue		330,727		122,840
Cost of revenue		(139,900)		(111,369)
Gross profit/(loss)		190,827		11,471
Selling and marketing expenses		(19,817)		(7,926)
Research and development expenses		(281,585)		(30,931)
Total operating expenses		(2,225,820)		(848,692)
Other (expenses)/income
Gain on bargain purchase				1,789,560
Other income				(5,908)
Income tax benefits		201,339		67,501
Net loss attributable to non-controlling interests		(529,270)		(165,810)
Net loss attributable to SKG’s shareholder		(1,578,126)		827,539
Other segment information：
Depreciation and amortization		1,238,846		410,902
Intangible assets, net		10,544,766		11,850,958
Logistic Services [Member]
Operating expenses
General and administrative expenses		(796,449)		(609,708)
Operating loss		(1,008,386)		(623,740)
Interest expenses, net		(87,525)		(59,449)
Total other (expenses)/income, net		34,096		81,069
Loss before income tax		(974,290)		(542,671)
Income tax benefits		(66,213)		(44,448)
Net loss before share of loss from equity method investment, net of tax				(498,223)
Share of loss from equity method investment, net of tax
Net loss		(908,077)		(498,223)
Revenue		7,043,644		4,970,189
Cost of revenue		(7,146,469)		(4,911,620)
Gross profit/(loss)		(102,825)		58,569
Selling and marketing expenses		(109,112)		(72,601)
Research and development expenses
Total operating expenses		(905,561)		(682,309)
Other (expenses)/income
Gain on bargain purchase
Other income		121,621		140,518
Income tax benefits		66,213		44,448
Net loss attributable to non-controlling interests
Net loss attributable to SKG’s shareholder		(908,077)		(498,223)
Other segment information：
Depreciation and amortization		405,443		273,022
Intangible assets, net		2,951,990		3,331,163
All Others [Member]
Operating expenses
General and administrative expenses		(1,475)		(5,862)
Operating loss		(1,475)		(5,862)
Interest expenses, net
Total other (expenses)/income, net
Loss before income tax		(1,475)		(5,862)
Income tax benefits
Net loss before share of loss from equity method investment, net of tax				(5,862)
Share of loss from equity method investment, net of tax
Net loss		(1,475)		(5,862)
Revenue		145,680
Cost of revenue		(145,680)
Gross profit/(loss)
Selling and marketing expenses
Research and development expenses
Total operating expenses		(1,475)		(5,862)
Other (expenses)/income
Gain on bargain purchase
Other income
Income tax benefits
Net loss attributable to non-controlling interests
Net loss attributable to SKG’s shareholder		(1,475)		(5,862)
Other segment information：
Depreciation and amortization
Intangible assets, net
Inter Companies Transactions [Member]
Operating expenses
General and administrative expenses		145,681
Operating loss
Interest expenses, net
Total other (expenses)/income, net
Loss before income tax
Income tax benefits
Net loss before share of loss from equity method investment, net of tax
Share of loss from equity method investment, net of tax
Net loss
Revenue		(251,059)		(85,398)
Cost of revenue		105,378		85,398
Gross profit/(loss)		(145,681)
Selling and marketing expenses
Research and development expenses
Total operating expenses		145,681
Other (expenses)/income
Gain on bargain purchase
Other income
Income tax benefits
Net loss attributable to non-controlling interests
Net loss attributable to SKG’s shareholder
Other segment information：
Depreciation and amortization
Intangible assets, net